OTHER INFORMATION	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member]
Disclosure of Other Information [Line Items]
Disclosure of additional information [text block]
29. OTHER INFORMATION

The Company is a private company limited by shares, incorporated in Jersey with a registered office, 3rd Floor, Unity Chambers, 28 Halkett Street, St Helier, Jersey, JE2 4WJ, Channel Islands. The Company’s principal activity is the operation of the Kibali gold mine in the DRC, within Kibali.